Other Receivables (Details Textual)	6 Months Ended
Dec. 31, 2020
Other Receivables (Details Textual)
Other receivables, description	The Sunway Kids Purchaser promised to pay $2.4 million to the Company as per the executed agreement and it had settled $1.0 million of its payment obligations through a tri-party settlement agreement executed on September 29, 2020 among the Company, Sunway Kids Purchaser and the Asset Seller. Since collection of the remaining $1.4 million cannot be reasonably assured, the Company only reported a receivable of $1.0 million as of June 30, 2020.